Goodwill and Other Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in carrying amount of goodwill
(Amounts in US$'s)	Total
Balance at December 31, 2019	$56,386,796
Balance at September 30, 2020	$75,538,127

(Amounts in US$'s)	Total
Balance at January 10, 2019 (inception)	$—
Acquisitions	56,386,796
Balance at December 31, 2019	$56,386,796

Schedule of gross carrying amounts and accumulated amortization
(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Licenses	—	—	—
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets at December 31, 2019	$58,220,782	$(6,943,300)	$51,277,482
Trade names	$5,643,204	$(1,093,884)	$4,549,320
Licenses	410,000	—	410,000
Technology	32,823,992	(8,408,374)	24,415,618
Customer relationships	15,611,018	(4,379,965)	11,231,053
Intellectual property	3,729,537	(517,991)	3,211,546
Noncompete	937,249	(390,520)	546,729
Total definite-lived intangible assets at September 30, 2020	$59,155,000	$(14,790,734)	$44,364,266

(Amounts in US$'s)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Trade names	$5,643,204	$(489,222)	$5,153,982
Technology	32,800,000	(4,308,333)	28,491,667
Customer relationships	15,110,792	(2,054,894)	13,055,898
Intellectual property	3,729,537	(51,799)	3,677,738
Noncompete	937,249	(39,052)	898,197
Total definite-lived intangible assets	$58,220,782	$(6,943,300)	$51,277,482

Schedule of amortization expense for intangible assets
(Amounts in US$'s)	Estimated
Remainder of 2020	$2,637,033
2021	10,508,774
2022	10,079,202
2023	10,079,202
2024	8,024,308
2025	2,621,877
2026	378,187
2027	35,683

	Actual	Estimated
(Amounts in US$'s)	2019	2020	2021	2022	2023	2024
Amortization expense	$6,943,300	$10,385,211	$10,346,159	$9,916,587	$9,916,587	$7,861,692